Subordinated Liabilities - Reconciliation of liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Financial liabilities
Financial liabilities at beginning of period		$ 1,299,114
Cash flows		2,882		$ 12,407	$ 13,232
Financial liabilities at end of period		1,644,023		1,299,114
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	$ 1,816,000,000	34,267	$ 1,894,000,000	37,228
Cash flows		(1,765)		(3,034)
Accrued interest		1,669		1,501
Transaction costs		14		18
Foreign exchange movements		1,997		(1,446)
Financial liabilities at end of period	1,817,000,000	36,182	$ 1,816,000,000	34,267	37,228
Tier II Subordinated Capital Notes, Issued 2013 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period				1,546
Cash flows				(1,521)
Accrued interest				6
Transaction costs				7
Foreign exchange movements				(38)
Financial liabilities at end of period					1,546
Subordinated Additional Tier I Capital Notes, Issued 2016 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period		9,420		9,809
Transaction costs		6		4
Foreign exchange movements		522		(393)
Financial liabilities at end of period	500,000,000	9,948		9,420	9,809
Payment of interest		964		808
Tier II Subordinated Capital Notes, Issued 2018 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period		24,847		25,873
Cash flows		(1,765)		(1,513)
Accrued interest		1,669		1,495
Transaction costs		8		7
Foreign exchange movements		1,475		(1,015)
Financial liabilities at end of period	$ 1,300,000,000	$ 26,234		$ 24,847	$ 25,873